Statement of Stockholders' Deficit (Parenthetical) - $ / shares	Dec. 31, 2014	Nov. 27, 2014
Statement of Stockholders' Equity [Abstract]
Founders' shares, issued value per share	$ 0.0001	$ 0.0001